Description of the Plan - Related Party and Party-in-Interest Transactions (Details) - EBP 010 - Common stock - FORD MOTOR COMPANY - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Number of shares owned	69.7	79.9
Net purchases/ (sales)	$ 125.1
Dividends received	57.9
Reinvested amount	$ 49.9